WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INTERNATIONAL EQUITY FUND	September 30, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 80.2%
Argentina - 1.1%
MercadoLibre, Inc. (a)	2,948	$3,191,151

Australia - 2.8%
Alkane Resources Ltd. (a)(b)	43,477	44,479
Appen Ltd. (b)	1,127	27,583
ARB Corp. Ltd. (b)	2,428	48,710
Arena REIT (b)	20,545	40,093
Aristocrat Leisure Ltd. (b)	5,100	109,985
ASX Ltd. (b)	194	11,363
Austal Ltd. (b)	20,690	49,123
Beach Energy Ltd. (b)	47,128	45,110
BGP Holdings Ltd. (a)(c)(d)	4,007	–
BHP Group Ltd. (b)	20,259	521,321
BHP Group PLC (b)	14,212	302,985
Breville Group Ltd. (b)	2,385	43,124
Charter Hall Group (b)	38,577	348,075
Cleanaway Waste Management Ltd. (b)	55,638	84,247
Coca-Cola Amatil Ltd. (b)	10,937	74,574
Codan Ltd. (b)	6,269	50,034
Collins Foods Ltd. (b)	10,276	75,806
CSL Ltd. (b)	15,637	3,221,878
Data#3 Ltd. (b)	29,579	140,801
Goodman Group (b)	12,583	161,944
IGO Ltd. (b)	8,237	24,811
Iluka Resources Ltd. (b)	13,983	90,563
Ingenia Communities Group (b)	37,795	123,660
JB Hi-Fi Ltd. (b)	889	30,021
Kogan.com Ltd. (b)	4,307	62,513
Lendlease Corp. Ltd. (b)	493	3,905
Macquarie Group Ltd. (b)	506	43,464
Magellan Financial Group Ltd. (b)	6,075	247,600
Medibank Pvt Ltd. (b)	60,067	108,204
Mineral Resources Ltd. (b)	2,585	46,234
National Australia Bank Ltd. (b)	4,636	59,152
National Storage REIT (b)	121,971	158,855
Netwealth Group Ltd. (b)	4,206	46,231
People Infrastructure Ltd. (b)	12,943	28,729
Perseus Mining Ltd. (a)(b)	44,851	44,236
Ramelius Resources Ltd. (b)	28,272	42,271
REA Group Ltd. (b)	2,603	205,674
Regis Resources Ltd. (b)	22,672	81,845
Rural Funds Group (b)	20,054	33,262
Sandfire Resources Ltd. (b)	14,859	43,575
Santos Ltd. (b)	38,272	134,310
Scentre Group (b)	8,425	13,331
SEEK Ltd. (b)	873	13,355
Sonic Healthcare Ltd. (b)	2,179	51,839
Stockland (b)	2,482	6,742
Technology One Ltd. (b)	8,465	48,562
Telstra Corp. Ltd. (b)	43,585	86,946
Temple & Webster Group Ltd. (a)(b)	4,547	40,687
TPG Telecom Ltd. (a)(b)	13,806	73,197
Waypoint REIT (b)	184,453	358,718
Wesfarmers Ltd. (b)	3,646	116,248
Westpac Banking Corp. (b)	4,774	57,603
		7,927,578
Austria - 0.1%
ams AG (a)(b)	4,645	105,536
BAWAG Group AG (a)(b)(e)	2,834	102,143
EVN AG (b)	2,210	36,930
Verbund AG (b)	22	1,201
Wienerberger AG (a)(b)	6,311	166,017
		411,827
Belgium - 0.4%
Aedifica SA (b)	412	50,286
AGFA-Gevaert NV (a)(b)	7,319	30,528
Anheuser-Busch InBev SA/NV (b)	3,611	194,914
Befimmo SA (b)	862	38,534
Intervest Offices & Warehouses NV (b)	894	23,645
KBC Group NV (b)	12,051	603,434
Telenet Group Holding NV (b)	4,421	171,375
		1,112,716
Bermuda - 0.0% (f)
DHT Holdings, Inc.	6,100	31,476

Brazil - 0.6%
AES Tiete Energia SA	9,800	25,670
B3 SA - Brasil Bolsa Balcao	54,700	536,880
Banco BTG Pactual SA	5,800	74,753
BB Seguridade Participacoes SA	28,800	124,925
BRF SA (a)	26,300	86,076
Cia Siderurgica Nacional SA	35,900	105,541
JBS SA	20,800	76,631
Minerva SA (a)	31,900	67,312
Qualicorp Consultoria e Corretora de Seguros SA	5,100	31,013
TOTVS SA	19,200	92,275
Vale SA (b)	38,196	402,507
YDUQS Participacoes SA	5,700	27,810
		1,651,393
Britain - 6.9%
AG Barr PLC (b)	6,465	40,573
Aggreko PLC (b)	9,857	46,735
AstraZeneca PLC (b)	1,727	187,969
Aviva PLC (b)	182,348	670,530
Barclays PLC (a)(b)	499,303	628,307
Barratt Developments PLC	10,480	64,079
Bodycote PLC (b)	5,022	37,245
BP PLC (b)	12,663	36,766
Bunzl PLC (b)	1,977	63,785
Centrica PLC (b)	80,836	41,734
Chemring Group PLC (b)	8,492	26,247
Compass Group PLC (b)	12,931	194,110
Computacenter PLC (b)	3,777	115,457
Concentric AB (a)(b)	1,725	33,335
ConvaTec Group PLC (b)(e)	25,106	57,843
Cranswick PLC (b)	3,551	165,932
Dialog Semiconductor PLC (a)(b)	1,361	59,191
Direct Line Insurance Group PLC (b)	44,072	153,412
Dunelm Group PLC (b)	4,938	88,519
FDM Group Holdings PLC (b)	1,864	24,317
Ferguson PLC (b)	39	3,924
Future PLC (b)	5,342	133,309
G4S PLC (a)(b)	32,998	85,169
Games Workshop Group PLC (b)	1,794	236,405
Gamesys Group PLC (b)	10,611	162,744
Genel Energy PLC (b)	22,185	34,562
GlaxoSmithKline PLC (b)	9,042	169,375
Grainger PLC (b)	24,439	93,541
Halfords Group PLC (b)	16,524	38,674
Hargreaves Lansdown PLC (b)	7,763	155,615
Howden Joinery Group PLC (b)	12,134	91,801
HSBC Holdings PLC (b)	314,720	1,222,669
IG Group Holdings PLC (b)	2,311	23,568
IMI PLC (b)	12,397	167,038
Impact Healthcare REIT PLC (b)	18,463	23,503
Informa PLC (a)(b)	1,604	7,777
IntegraFin Holdings PLC (b)	10,381	67,865
InterContinental Hotels Group PLC (a)(b)	2,068	108,573
J Sainsbury PLC (b)	646,753	1,589,951
JD Sports Fashion PLC (b)	1,695	17,739
John Wood Group PLC (a)(b)	597,892	1,638,374
Jupiter Fund Management PLC (b)	16,028	46,394
Kainos Group PLC (b)	1,978	25,367
KAZ Minerals PLC (b)	7,187	48,534
Keller Group PLC (b)	3,151	24,729
Man Group PLC (b)	60,724	90,226
Moneysupermarket.com Group PLC (b)	12,537	42,976
Morgan Sindall Group PLC (b)	2,606	38,435
National Express Group PLC (a)(b)	14,602	28,742
Natwest Group PLC (a)(b)	466,658	637,186
Next PLC (b)	801	61,387
Ninety One PLC (a)(b)	43,690	114,885
Nomad Foods Ltd. (a)	3,000	76,440
Pennon Group PLC (b)	3,003	39,912
Persimmon PLC (b)	1,005	31,920
Pets at Home Group PLC (b)	11,125	60,758
Phoenix Group Holdings PLC (b)	17,813	158,452
Premier Foods PLC (a)(b)	80,332	95,519
QinetiQ Group PLC (b)	19,659	70,250
Rathbone Brothers PLC (b)	1,705	33,761
Redde Northgate PLC (b)	10,096	23,942
Redrow PLC (a)(b)	6,666	34,685
RELX PLC (b)	3,219	71,253
Rio Tinto Ltd. (b)	899	60,866
Rio Tinto PLC (b)	494	29,807
Rotork PLC (b)	32,689	118,330
Royal Mail PLC (b)	16,984	52,310
Safestore Holdings PLC (b)	13,658	137,126
Savills PLC (a)(b)	8,078	81,286
Senior PLC (b)	53,156	30,588
Smith & Nephew PLC (b)	105,449	2,054,829
Softcat PLC (b)	9,712	151,309
Spirent Communications PLC (b)	34,191	125,477
Standard Chartered PLC (a)(b)	191,566	878,254
Tate & Lyle PLC (b)	11,807	101,263
TechnipFMC PLC	209,005	1,318,822
Tesco PLC (b)	298,518	818,417
TP ICAP PLC (b)	13,248	38,986
Travis Perkins PLC (b)	106,490	1,480,863
Ultra Electronics Holdings PLC (b)	1,241	33,432
Unilever NV (b)	2,833	171,030
Unilever PLC (b)	574	35,369
Vodafone Group PLC (b)	644,197	854,648
Warehouse REIT PLC (b)	48,223	69,057
		19,306,084
Canada - 4.5%
AirBoss of America Corp.	3,100	45,119
Alimentation Couche-Tard, Inc. - Class B	3,100	107,955
AltaGas Ltd.	6,300	76,080
Altus Group Ltd.	1,000	41,553
Bank of Montreal	500	29,229
BRP, Inc.	1,500	79,250
Canacol Energy Ltd.	15,200	40,410
Canadian National Railway Co.	1,400	149,100
Canadian Natural Resources Ltd.	700	11,219
Canadian Pacific Railway Ltd.	9,223	2,807,758
Canadian Pacific Railway Ltd.	300	91,258
Canadian Solar, Inc. (a)	1,300	45,630
Canadian Western Bank	6,700	135,102
Cascades, Inc. (b)	11,400	144,175
CCL Industries, Inc. - Class B	200	7,711
Centerra Gold, Inc.	5,700	66,308
CI Financial Corp.	18,500	234,663
Cogeco Communications, Inc.	1,000	82,002
Cogeco, Inc.	1,000	66,126
Colliers International Group, Inc.	900	59,932
Constellation Software, Inc.	200	222,242
DREAM Unlimited Corp. - Class A	2,000	29,214
Dundee Precious Metals, Inc.	6,800	48,719
Enbridge, Inc.	2,800	81,800
Equinox Gold Corp. (a)	2,500	29,195
ERO Copper Corp. (a)	2,800	40,816
Fairfax Financial Holdings Ltd.	600	176,681
goeasy Ltd.	1,400	68,772
Granite Real Estate Investment Trust	600	34,823
Home Capital Group, Inc. (a)	1,600	25,931
iA Financial Corp., Inc.	500	17,405
IGM Financial, Inc.	4,300	98,591
Intact Financial Corp.	100	10,708
Kirkland Lake Gold Ltd.	10,100	493,034
Labrador Iron Ore Royalty Corp.	1,400	27,011
Linamar Corp.	1,900	56,520
Lululemon Athletica, Inc. (a)	6,888	2,268,701
Magna International, Inc.	2,900	132,700
Manulife Financial Corp. (b)	9,300	129,350
Martinrea International, Inc. (b)	2,900	20,756
Mullen Group Ltd.	20,900	141,421
Northland Power, Inc.	8,200	248,054
Onex Corp.	1,000	44,610
Open Text Corp.	900	38,040
Parex Resources, Inc. (a)	9,900	104,312
Pembina Pipeline Corp.	1,000	21,223
Real Matters, Inc. (a)	6,600	128,625
Restaurant Brands International, Inc.	700	40,206
Richelieu Hardware Ltd.	5,800	153,151
Roxgold, Inc. (a)	40,952	52,591
Shopify, Inc. - Class A (a)	2,192	2,242,350
Sleep Country Canada Holdings, Inc. (e)	1,708	25,577
Sprott, Inc.	930	31,744
Stella-Jones, Inc. (b)	1,500	50,805
Sun Life Financial, Inc.	300	12,225
Suncor Energy, Inc.	3,700	45,182
TFI International, Inc.	6,100	255,077
Thomson Reuters Corp.	2,100	167,584
Torex Gold Resources, Inc. (a)	4,100	57,980
Tourmaline Oil Corp.	4,100	50,097
Tricon Residential, Inc.	3,600	29,848
Wesdome Gold Mines Ltd. (a)	16,700	157,650
Westshore Terminals Investment Corp.	4,000	45,691
Winpak Ltd.	2,700	92,159
		12,569,751
Chile - 0.0% (f)
Engie Energia Chile SA	25,548	31,794

China - 5.3%
Alibaba Group Holding Ltd. - ADR (a)	6,079	1,787,104
Anhui Conch Cement Co. Ltd. - H Shares (b)	63,800	441,113
ANTA Sports Products Ltd. (b)	10,900	112,965
Aoyuan Healthy Life Group Co. Ltd. (b)	30,000	24,310
Baidu, Inc. - ADR (a)	6,833	864,989
Beijing Chunlizhengda Medical Instruments Co. Ltd. - H Shares (b)	7,000	33,974
Central China New Life Ltd. (b)	23,000	25,331
Central China Real Estate Ltd. (b)	69,000	31,665
China Galaxy Securities Co. Ltd. - H Shares (b)	62,800	35,395
China Kepei Education Group Ltd. (b)	82,000	63,803
China Life Insurance Co. Ltd. - H Shares (b)	156,500	355,222
China Meidong Auto Holdings Ltd. (b)	16,000	61,598
China New Higher Education Group Ltd. (b)(e)	62,000	40,045
China Oilfield Services Ltd. - H Shares (b)	54,300	38,103
China Pacific Insurance Group Co. Ltd. - H Shares (b)	14,800	42,284
China Renaissance Holdings Ltd. (b)(e)	13,600	31,231
China Yuhua Education Corp. Ltd. (b)(e)	48,000	41,209
CNOOC Ltd. (b)	48,100	46,559
Country Garden Services Holdings Co. Ltd. (b)	60,500	391,483
Edvantage Group Holdings Ltd. (b)	70,000	51,809
Great Wall Motor Co. Ltd. - H Shares (b)	75,900	96,720
Hengan International Group Co. Ltd. (b)	3,600	26,171
Hope Education Group Co. Ltd. (b)(e)	84,000	25,789
Industrial & Commercial Bank of China Ltd. - H Shares (b)	186,100	97,020
JD.com, Inc. - ADR (a)	12,233	949,403
Kaisa Prosperity Holdings Ltd. (b)	15,346	46,260
Lenovo Group Ltd. (b)	2,045,000	1,359,024
Li Ning Co. Ltd. (b)	103,100	483,784
Lonking Holdings Ltd. (b)	147,000	39,120
NetEase, Inc. - ADR	1,320	600,164
New China Life Insurance Co. Ltd. - H Shares (b)	38,700	145,984
Powerlong Commercial Management Holdings Ltd. (b)	40,500	136,179
S-Enjoy Service Group Co. Ltd. (b)	23,000	59,487
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares (b)	33,700	67,515
Shanghai Haohai Biological Technology Co. Ltd. - H Shares (b)(e)	4,400	29,457
Shenzhou International Group Holdings Ltd. (b)	19,900	337,908
Sichuan Languang Justbon Services Group Co. Ltd. - H Shares (b)	32,900	185,976
Tencent Holdings Ltd. (b)	56,505	3,762,858
Tianli Education International Holdings Ltd. (b)	44,000	38,462
Tingyi Cayman Islands Holding Corp. (b)	113,800	201,723
Trip.com Group Ltd. - ADR (a)	34,432	1,072,212
Tsingtao Brewery Co. Ltd. - H Shares (b)	18,900	154,365
Want Want China Holdings Ltd. (b)	261,300	182,373
West China Cement Ltd. (b)	252,000	37,434
Yadea Group Holdings Ltd. (a)(b)(e)	54,000	79,977
Yihai International Holding Ltd. (b)	3,600	56,721
Yum China Holdings, Inc.	3,477	184,107
		14,976,385
Czech - 0.3%
Avast PLC (b)(e)	7,662	51,818
CEZ AS (b)	39,757	752,108
		803,926
Denmark - 3.2%
AP Moller - Maersk A/S - Class B (b)	1,619	2,566,780
Bavarian Nordic A/S (a)(b)	786	24,503
Carlsberg AS - Class B (b)	484	65,171
cBrain A/S (b)	1,922	36,358
Chemometec A/S (b)	1,386	98,354
Coloplast A/S - Class B (b)	538	85,084
D/S Norden A/S (b)	3,334	54,122
Danske Bank A/S (a)(b)	42,793	579,654
DSV PANALPINA A/S (b)	19,529	3,186,926
Genmab A/S (a)(b)	584	212,058
GN Store Nord A/S (b)	526	39,800
H+H International A/S - Class B (a)(b)	2,080	41,313
Jyske Bank A/S (a)(b)	3,125	88,027
NNIT A/S (b)(e)	2,062	42,764
Novo Nordisk A/S - Class B (b)	11,775	817,912
Novozymes A/S - B Shares (b)	388	24,405
Pandora A/S (b)	5,105	367,350
Per Aarsleff Holding A/S (b)	2,387	100,487
Ringkjoebing Landbobank A/S (b)	1,632	123,756
Royal Unibrew A/S (b)	992	102,227
Scandinavian Tobacco Group A/S (b)(e)	11,942	177,055
Schouw & Co. A/S (b)	545	52,895
Tryg A/S (b)	58	1,828
Vestas Wind Systems A/S (b)	186	30,096
		8,918,925
Egypt - 0.0% (f)
Palm Hills Developments SAE (a)(b)	465,207	41,755

Finland - 0.5%
Kemira Oyj (b)	12,150	154,763
Kone Oyj - Class B (b)	4,361	383,387
Metsa Board Oyj (b)	3,268	26,967
Orion Oyj - Class B (b)	2,217	100,333
Rovio Entertainment Oyj (b)(e)	5,343	38,285
Sampo Oyj - A Shares (b)	7,301	288,843
Terveystalo Oyj (b)(e)	2,259	27,070
Tokmanni Group Corp. (b)	5,088	89,785
UPM-Kymmene Oyj (b)	113	3,439
Uponor Oyj (b)	2,652	46,474
Valmet Oyj (b)	11,126	275,464
		1,434,810
France - 5.0%
AB Science SA (a)(b)	2,995	44,015
Amundi SA (a)(b)(e)	18,253	1,286,830
Bouygues SA (b)	9,135	316,700
Bureau Veritas SA (a)(b)	11,744	263,784
Cie Generale des Etablissements Michelin SCA (b)	14,286	1,528,679
CNP Assurances (a)(b)	234	2,924
Coface SA (a)(b)	4,557	31,852
Elis SA (a)(b)	3,599	45,372
EssilorLuxottica SA (a)(b)	9,398	1,277,996
Gaztransport Et Technigaz SA (b)	1,813	172,801
Hermes International (b)	456	393,067
Ipsen SA (b)	211	22,137
Legrand SA (b)	1,050	83,826
L'Oreal SA (b)	1,665	541,798
LVMH Moet Hennessy Louis Vuitton SE (b)	5,319	2,486,625
Mersen SA (a)(b)	1,232	37,729
Natixis SA (a)(b)	28,904	64,962
Nexans SA (a)(b)	579	33,421
Pernod Ricard SA (b)	8,314	1,326,840
Peugeot SA (a)(b)	1,132	20,410
Publicis Groupe SA (b)	25,651	831,266
Rexel SA (a)(b)	168,780	2,117,326
Safran SA (a)(b)	1,819	178,998
Sartorius Stedim Biotech (b)	292	100,569
Schneider Electric SE (b)	3,161	392,330
SCOR SE (a)(b)	12,608	349,330
Societe BIC SA (b)	1,222	63,984
TOTAL SE (b)	298	10,231
		14,025,802
Georgia - 0.0% (f)
Bank of Georgia Group PLC (a)(b)	4,602	52,810

Germany - 3.5%
ADO Properties SA (a)(b)(e)	868	24,056
Allgeier SE (b)	1,227	75,074
Allianz SE	1,479	283,701
BASF SE (b)	28,964	1,763,750
Bayer AG (b)	993	62,064
bet-at-home.com AG (b)	724	30,213
Brenntag AG (b)	1,993	126,816
Cewe Stiftung & Co. KGAA (a)(b)	401	44,004
Citigroup Global Markets Europe AG (a)(b)	11,700	33,798
CompuGroup Medical SE & Co. KgaA (b)	1,054	97,552
Covestro AG (b)(e)	46,507	2,309,168
CropEnergies AG (b)	3,234	56,167
Dermapharm Holding SE (b)	1,523	81,421
Deutsche Boerse AG (b)	420	73,760
Deutsche Telekom AG (b)	6,526	109,326
Eckert & Ziegler Strahlen- und Medizintechnik AG (b)	1,096	56,074
Encavis AG (b)	4,196	82,321
Freenet AG (b)	2,145	43,397
Gerresheimer AG (b)	490	54,830
Hannover Rueck SE (b)	1,034	160,291
HelloFresh SE (a)(b)	2,693	150,844
HOCHTIEF AG (b)	6	467
Hornbach Baumarkt AG (b)	2,799	148,645
Hornbach Holding AG & Co KGaA (b)	2,701	315,263
Infineon Technologies AG (b)	5,810	164,347
Knorr-Bremse AG (b)	2,436	287,756
LPKF Laser & Electronics AG (b)	1,569	41,658
Merck KGaA (b)	170	24,824
MTU Aero Engines AG (b)	457	76,008
Nemetschek SE (b)	1,379	101,002
ProSiebenSat.1 Media SE (a)(b)	1,885	24,761
SAP SE (b)	3,860	601,096
Siemens AG (b)	2,559	323,576
Siemens Energy AG (a)	1,280	34,504
Sirius Real Estate Ltd. (b)	45,343	42,632
Symrise AG (b)	166	22,965
TAG Immobilien AG (b)	5,868	177,080
TeamViewer AG (a)(b)(e)	1,172	57,874
Varta AG (a)(b)	723	101,532
VERBIO Vereinigte BioEnergie AG (b)	2,573	56,290
Volkswagen AG (a)(b)	8,520	1,489,408
		9,810,315
Gibraltar - 0.0% (f)
888 Holdings PLC (b)	10,121	32,798

Greece - 0.0% (f)
FF Group (a)(c)	2,880	–

Hong Kong - 2.7%
AIA Group Ltd. (b)	286,965	2,826,943
Alibaba Health Information Technology Ltd. (a)(b)	70,800	174,195
China Merchants Land Ltd. (b)	192,000	27,404
China Mobile Ltd. (b)	104,000	668,580
China Overseas Property Holdings Ltd. (b)	85,000	69,687
China Resources Beer Holdings Co. Ltd. (b)	16,000	98,148
China Resources Power Holdings Co. Ltd. (b)	1,204,504	1,333,193
China Taiping Insurance Holdings Co. Ltd. (b)	41,700	64,257
China Youzan Ltd. (a)(b)	264,000	55,864
Cowell e Holdings, Inc. (b)	125,000	55,140
Ever Sunshine Lifestyle Services Group Ltd. (b)	30,000	59,527
Galaxy Entertainment Group Ltd. (b)	70,000	473,786
Gemdale Properties & Investment Corp. Ltd. (b)	372,000	63,193
Hang Seng Bank Ltd. (b)	10,100	149,924
Henderson Land Development Co. Ltd. (b)	18,200	67,142
Hong Kong Exchanges & Clearing Ltd. (b)	3,700	173,916
Jardine Strategic Holdings Ltd. (b)	3,700	73,303
Johnson Electric Holdings Ltd. (b)	46,000	100,167
K Wah International Holdings Ltd. (b)	160,000	77,122
PAX Global Technology Ltd. (b)	59,000	35,455
Perfect Shape Medical Ltd. (b)	108,000	31,584
SITC International Holdings Co. Ltd. (b)	139,000	193,154
Sun Art Retail Group Ltd. (b)	269,000	298,002
Techtronic Industries Co. Ltd. (b)	8,000	105,197
Vinda International Holdings Ltd. (b)	37,000	121,965
VPower Group International Holdings Ltd. (b)(e)	103,000	38,044
Xinyi Glass Holdings Ltd. (b)	106,000	214,465
		7,649,357
Hungary - 0.0% (f)
Magyar Telekom Telecommunications PLC (b)	23,786	27,850

India - 1.0%
Alembic Pharmaceuticals Ltd. (b)	6,514	83,244
Alkem Laboratories Ltd. (b)	1,609	60,992
Bharat Rasayan Ltd. (b)	205	25,281
Caplin Point Laboratories Ltd. (b)	4,167	31,523
Castrol India Ltd. (b)	17,805	26,488
Coromandel International Ltd. (b)	2,461	25,920
Dhanuka Agritech Ltd. (b)	2,441	24,862
Escorts Ltd. (b)	5,447	97,101
Gujarat Gas Ltd. (b)	22,056	92,594
HDFC Bank Ltd. - ADR (a)	30,922	1,544,863
HeidelbergCement India Ltd. (b)	11,212	28,534
ICICI Securities Ltd. (b)(e)	10,422	65,765
IndiaMart InterMesh Ltd. (b)(e)	786	53,229
Indian Energy Exchange Ltd. (b)(e)	16,107	45,383
IOL Chemicals and Pharmaceuticals Ltd. (b)	2,564	25,382
Jubilant Life Sciences Ltd. (b)	3,230	32,208
Laurus Labs Ltd. (a)(b)	12,440	48,749
Mahanagar Gas Ltd. (b)	8,422	94,797
Marksans Pharma Ltd. (b)	39,968	27,441
MOIL Ltd. (b)	15,330	29,288
Natco Pharma Ltd. (b)	2,515	32,403
NESCO Ltd. (b)	5,407	39,669
Oracle Financial Services Software Ltd. (b)	638	26,704
Polyplex Corp. Ltd. (b)	2,801	26,741
Tube Investments of India Ltd. (b)	5,341	43,794
Vaibhav Global Ltd. (b)	1,340	34,293
WNS Holdings Ltd. - ADR (a)	2,300	147,108
		2,814,356
Indonesia - 0.0% (f)
Indocement Tunggal Prakarsa Tbk PT (b)	11,600	8,122
Puradelta Lestari Tbk PT (b)	2,336,200	31,449
		39,571
Ireland - 2.6%
Accenture PLC - Class A	11,547	2,609,507
Experian PLC (b)	91,942	3,440,563
ICON PLC (a)	5,736	1,096,092
James Hardie Industries PLC - CDI (b)	7,776	185,214
UDG Healthcare PLC (b)	8,577	85,105
		7,416,481
Isle Of Man - 0.0% (f)
Playtech PLC (a)(b)	6,585	30,785

Israel - 0.2%
Ashtrom Group Ltd. (b)	1,968	23,133
Bezeq The Israeli Telecommunication Corp. Ltd. (a)(b)	73,145	85,070
Elco Ltd. (b)	1,162	43,596
Electra Consumer Products 1970 Ltd. (b)	4,657	127,640
Fox Wizel Ltd. (b)	447	29,437
Ilex Medical Ltd. (a)(b)	693	26,038
Matrix IT Ltd. (b)	4,289	100,763
Maytronics Ltd. (b)	3,957	60,789
Nice Ltd. (a)(b)	42	9,517
Plus500 Ltd. (b)	7,486	151,250
		657,233
Italy - 1.4%
Anima Holding SpA (b)(e)	13,711	53,641
Azimut Holding SpA (b)	4,205	75,935
Banca Generali SpA (a)(b)	7,240	219,977
Banca Monte dei Paschi di Siena SpA (a)(b)	21,641	35,139
Banca Sistema SpA (a)(b)(e)	35,596	70,825
Banco BPM SpA (a)(b)	16,800	28,420
Buzzi Unicem SpA (b)	2,546	59,222
Credito Emiliano SpA (a)(b)	5,764	26,893
De' Longhi SpA (a)(b)	780	26,655
Enel SpA (b)	114,311	992,586
Ferrari NV (b)	8,885	1,626,367
Hera SpA (b)	26,144	96,646
Intesa Sanpaolo SpA (a)(b)	47,509	89,210
Reply SpA (b)	397	45,688
SAES Getters SpA (b)	688	19,347
UniCredit SpA (a)(b)	60,224	496,652
Zignago Vetro SpA (b)	1,921	30,120
		3,993,323
Japan - 11.4%
ABC-Mart, Inc. (b)	600	31,232
ADEKA Corp. (b)	4,100	59,011
Arcland Sakamoto Co. Ltd. (b)	2,200	45,180
Ardepro Co. Ltd. (b)	51,000	25,274
Asante, Inc. (b)	1,600	24,396
Asia Air Survey Co. Ltd. (b)	4,500	44,834
Ateam, Inc. (b)	4,100	30,624
Bunka Shutter Co. Ltd. (b)	6,500	51,543
Calbee, Inc. (b)	2,400	79,120
Carta Holdings, Inc. (b)	3,800	47,188
Casio Computer Co. Ltd. (b)	3,000	48,437
Cawachi Ltd. (b)	4,900	136,059
Chodai Co. Ltd. (b)	2,100	26,295
Chugai Pharmaceutical Co. Ltd. (b)	6,500	291,682
Credit Saison Co. Ltd. (b)	12,800	135,848
Cresco Ltd. (b)	4,000	52,241
CTI Engineering Co. Ltd. (b)	2,600	50,091
Cybernet Systems Co. Ltd. (b)	7,000	58,942
Daido Steel Co. Ltd. (b)	1,300	40,451
Daihen Corp. (b)	1,800	72,881
Daiichi Jitsugyo Co. Ltd. (b)	1,000	35,111
Daiichi Sankyo Co. Ltd. (b)	900	27,656
Daikin Industries Ltd. (b)	1,600	295,025
Daito Pharmaceutical Co. Ltd. (b)	700	23,574
DCM Holdings Co. Ltd. (b)	7,800	108,004
Digital Information Technologies Corp. (b)	3,400	43,139
Dip Corp. (b)	1,900	39,042
DKK Co. Ltd. (b)	1,800	44,736
Eizo Corp. (b)	900	35,040
EJ Holdings, Inc. (b)	1,200	30,078
Electric Power Development Co. Ltd. (b)	2,700	41,665
ES-Con Japan Ltd. (b)	4,200	34,648
Fast Retailing Co. Ltd. (b)	500	313,730
Foster Electric Co. Ltd. (b)	2,900	31,142
Fujimi, Inc. (b)	1,600	55,861
Fukuoka Financial Group, Inc. (b)	22,600	380,494
Fumakilla Ltd. (b)	2,800	45,842
Furukawa Co. Ltd. (b)	2,300	24,848
Future Corp. (b)	1,600	33,188
Godo Steel Ltd. (b)	4,900	93,929
Hankyu Hanshin REIT, Inc. (b)	21	24,402
Hanwa Co. Ltd. (b)	3,600	71,878
Hikari Tsushin, Inc. (b)	500	119,151
Hitachi Metals Ltd. (b)	87,600	1,346,627
Hitachi Zosen Corp. (b)	27,300	115,332
Hogy Medical Co. Ltd. (b)	2,800	96,392
Hokkaido Electric Power Co., Inc. (b)	17,300	73,927
Hokuetsu Corp. (b)	19,300	66,278
Hokuriku Electric Power Co. (b)	6,000	45,044
Honda Motor Co. Ltd. (b)	74,600	1,760,114
Hoshizaki Corp. (b)	2,700	215,325
Hosiden Corp. (b)	7,300	65,801
Hoya Corp. (b)	1,200	135,264
IDEA Consultants, Inc. (b)	2,000	36,802
Iida Group Holdings Co. Ltd. (b)	36,400	735,947
Iino Kaiun Kaisha Ltd. (b)	11,300	40,221
Ines Corp. (b)	1,300	20,130
Inpex Corp. (b)	145,100	776,245
Internet Initiative Japan, Inc. (b)	1,100	49,531
Itochu Techno-Solutions Corp. (b)	200	7,612
Itoham Yonekyu Holdings, Inc. (b)	4,100	29,366
Iwasaki Electric Co. Ltd. (b)	3,300	45,206
Jaccs Co. Ltd. (b)	2,200	35,649
Japan Petroleum Exploration Co. Ltd. (b)	3,500	54,400
Japan Retail Fund Investment Corp. (b)	35	54,199
Japan Securities Finance Co. Ltd. (b)	12,800	62,178
JGC Holdings Corp. (b)	12,700	131,913
JMS Co. Ltd. (b)	3,700	32,178
Joyful Honda Co. Ltd. (b)	3,900	63,717
Kaga Electronics Co. Ltd. (b)	3,000	63,817
Kaken Pharmaceutical Co. Ltd. (b)	2,000	91,835
Kanamic Network Co. Ltd. (b)	3,700	28,447
Kandenko Co. Ltd. (b)	24,600	201,026
Kanto Denka Kogyo Co. Ltd. (b)	5,000	34,399
Kawasumi Laboratories, Inc. (b)	3,600	57,878
Kenedix Retail REIT Corp. (b)	81	162,729
Kenedix, Inc. (b)	5,700	30,062
Kewpie Corp. (b)	1,200	24,710
Key Coffee, Inc. (b)	1,800	37,906
Keyence Corp. (b)	4,780	2,227,684
KFC Holdings Japan Ltd. (b)	3,300	85,523
Kobe Bussan Co. Ltd. (b)	1,100	60,481
Koei Chemical Co. Ltd. (b)	1,900	58,150
Komatsu Ltd. (b)	91,600	2,016,539
KOMEDA Holdings Co. Ltd. (b)	1,900	35,500
Komeri Co. Ltd. (b)	1,700	53,700
K's Holdings Corp. (b)	5,200	70,207
Kureha Corp. (b)	1,200	52,027
Life Corp. (b)	2,700	125,065
Mandom Corp. (b)	1,900	31,917
Maruha Nichiro Corp. (b)	1,400	32,143
Maruzen Showa Unyu Co. Ltd. (b)	800	27,280
McDonald's Holdings Co. Japan Ltd. (b)	4,100	199,447
MCJ Co. Ltd. (b)	7,500	68,544
Mimasu Semiconductor Industry Co. Ltd. (b)	5,500	126,443
MINEBEA MITSUMI, Inc. (b)	1,000	18,867
Mirai Corp. (b)	338	127,914
Mitsubishi Research Institute, Inc. (b)	1,700	71,647
Mitsui & Co. Ltd. (b)	35,600	611,511
Mitsui OSK Lines Ltd. (b)	2,400	47,169
Mitsui-Soko Holdings Co. Ltd. (b)	4,300	74,928
MonotaRO Co. Ltd. (b)	1,000	49,805
MS&AD Insurance Group Holdings, Inc. (b)	11,600	314,188
Nafco Co. Ltd. (b)	8,300	195,732
NH Foods Ltd. (b)	500	22,313
Nikkon Holdings Co. Ltd. (b)	2,000	43,370
Nintendo Co. Ltd. (b)	800	454,784
Nippo Corp. (b)	1,800	49,683
Nippon Commercial Development Co. Ltd. (b)	5,700	91,402
Nippon Pillar Packing Co. Ltd. (b)	1,900	28,833
Nippon Sheet Glass Co. Ltd. (a)(b)	9,500	34,510
Nippon Systemware Co. Ltd. (b)	2,000	38,705
Nippon Yusen KK (b)	4,200	72,812
Nishi-Nippon Financial Holdings, Inc. (b)	14,900	104,181
Nishio Rent All Co. Ltd. (b)	1,700	36,050
Nissan Chemical Corp. (b)	1,700	90,684
Nitori Holdings Co. Ltd. (b)	200	41,598
Nittetsu Mining Co. Ltd. (b)	800	35,382
Nitto Denko Corp. (b)	8,300	541,114
Nittoc Construction Co. Ltd. (b)	4,900	35,956
Nohmi Bosai Ltd. (b)	2,800	64,033
Nomura Real Estate Holdings, Inc. (b)	8,500	161,673
Nomura Research Institute Ltd. (b)	5,101	149,919
North Pacific Bank Ltd. (b)	29,300	63,871
NS United Kaiun Kaisha Ltd. (b)	2,500	34,288
Oki Electric Industry Co. Ltd. (b)	4,600	49,528
Olympus Corp. (b)	10,500	217,951
Ono Pharmaceutical Co. Ltd. (b)	300	9,418
Open House Co. Ltd. (b)	2,000	72,238
Organo Corp. (b)	2,000	108,449
Osaka Soda Co. Ltd. (b)	1,000	24,352
OSJB Holdings Corp. (b)	43,800	101,956
Otsuka Corp. (b)	6,400	327,524
Otsuka Holdings Co. Ltd. (b)	4,600	195,089
Oyo Corp. (b)	3,700	43,899
Panasonic Corp. (b)	230,041	1,948,639
Persol Holdings Co. Ltd. (b)	8,600	139,880
Prima Meat Packers Ltd. (b)	3,300	101,560
PS Mitsubishi Construction Co. Ltd. (b)	12,600	72,698
Raysum Co. Ltd. (b)	2,600	23,198
Recruit Holdings Co. Ltd. (b)	9,600	380,903
Relia, Inc. (b)	14,700	185,794
Renesas Electronics Corp. (a)(b)	20,700	151,613
Resona Holdings, Inc. (b)	162,800	554,831
Restar Holdings Corp. (b)	3,500	72,157
Ride On Express Holdings Co. Ltd. (b)	1,100	27,178
Rinnai Corp. (b)	1,800	175,857
Rohto Pharmaceutical Co. Ltd. (b)	1,700	55,904
Sanki Engineering Co. Ltd. (b)	7,700	84,167
Sankyu, Inc. (b)	800	31,539
Sawai Pharmaceutical Co. Ltd. (b)	1,400	70,677
SEC Carbon Ltd. (b)	600	33,524
Secom Co. Ltd. (b)	500	45,687
Seikoh Giken Co. Ltd. (b)	1,300	23,288
Sekisui Kasei Co. Ltd. (b)	7,300	42,135
Seven & i Holdings Co. Ltd. (b)	800	24,730
Seven Bank Ltd. (b)	27,800	67,405
Shimano, Inc. (b)	1,700	334,702
Shinoken Group Co. Ltd. (b)	2,900	27,065
Shionogi & Co. Ltd. (b)	6,100	326,356
Ship Healthcare Holdings, Inc. (b)	1,100	53,830
Showa Sangyo Co. Ltd. (b)	1,400	46,662
SKY Perfect JSAT Holdings, Inc. (b)	27,800	121,716
SoftBank Group Corp. (b)	12,600	778,015
Softcreate Holdings Corp. (b)	1,500	47,525
Soiken Holdings, Inc. (b)	7,700	66,128
Subaru Enterprise Co. Ltd. (b)	500	37,186
Sumitomo Forestry Co. Ltd. (b)	7,200	114,808
Sumitomo Mitsui Financial Group, Inc. (b)	43,800	1,218,785
Sumitomo Riko Co. Ltd. (b)	4,900	26,121
Sundrug Co. Ltd. (b)	1,800	67,770
Suruga Bank Ltd. (b)	6,900	24,940
Suzuki Motor Corp. (b)	23,100	989,408
SWCC Showa Holdings Co. Ltd. (b)	3,900	45,154
Sysmex Corp. (b)	100	9,543
T&D Holdings, Inc. (b)	33,800	334,272
Takamatsu Construction Group Co. Ltd. (b)	1,300	28,423
Takara Leben Co. Ltd. (b)	22,000	65,132
Takara Leben Real Estate Investment Corp. (b)	162	134,409
Takara Standard Co. Ltd. (b)	3,000	40,337
Tama Home Co. Ltd. (b)	2,000	26,344
Tamron Co. Ltd. (b)	5,500	86,802
The 77 Bank Ltd. (b)	10,400	160,859
The Juroku Bank Ltd. (b)	3,000	57,152
The Musashino Bank Ltd. (b)	1,700	25,333
The Nisshin Oillio Group Ltd. (b)	4,300	129,764
TIS, Inc. (b)	2,100	44,633
TKC Corp. (b)	700	45,405
Toa Corp. (b)	4,300	68,941
Toda Corp. (b)	3,800	26,045
Tokyo Electron Device Ltd. (b)	3,400	101,590
Tokyo Electron Ltd. (b)	1,200	314,075
Tokyo Seimitsu Co. Ltd. (b)	700	22,230
Tokyotokeiba Co. Ltd. (b)	2,600	131,779
Tomen Devices Corp. (b)	900	34,944
TOMONY Holdings, Inc. (b)	9,800	31,697
Topre Corp. (b)	10,800	116,245
Torii Pharmaceutical Co. Ltd. (b)	3,800	108,287
Towa Pharmaceutical Co. Ltd. (b)	1,700	34,160
Toyo Seikan Group Holdings Ltd. (b)	5,200	51,755
Toyobo Co. Ltd. (b)	3,000	41,331
Transaction Co. Ltd. (b)	5,100	56,966
Trend Micro, Inc. (b)	1,200	73,221
TV Asahi Holdings Corp. (b)	8,600	136,391
UNITED, Inc. (b)	3,200	44,573
USS Co. Ltd. (b)	3,800	67,973
Valqua Ltd. (b)	1,700	30,675
Wakita & Co. Ltd. (b)	5,100	50,844
Warabeya Nichiyo Holdings Co. Ltd. (b)	2,200	32,696
Welcia Holdings Co. Ltd. (b)	2,800	123,105
Will Group, Inc. (b)	8,600	70,134
Wowow, Inc. (b)	1,300	34,639
Yamaha Corp. (b)	600	28,720
Yokogawa Bridge Holdings Corp. (b)	1,900	35,175
Yokohama Reito Co. Ltd. (b)	6,700	58,179
ZOZO, Inc. (b)	2,300	64,148
		32,078,156
Jersey - 0.0% (f)
Centamin PLC (b)	36,294	94,574

Luxembourg - 0.0% (f)
ArcelorMittal SA (a)(b)	4,858	64,786
Aroundtown SA (a)(b)	4,727	23,760
		88,546
Macau - 0.0% (f)
Sands China Ltd. (b)	5,600	21,791

Malaysia - 0.2%
Frontken Corp. Bhd (b)	109,900	96,531
Hartalega Holdings Bhd (b)	59,400	234,596
Lotte Chemical Titan Holding Bhd (b)(e)	101,100	52,142
Malakoff Corp. Bhd (b)	111,900	25,507
MMC Corp. Bhd (b)	226,100	40,198
My EG Services Bhd (a)(b)	100,800	31,992
Pentamaster Corp. Bhd (b)	38,100	44,403
VS Industry Bhd (b)	112,600	62,257
		587,626
Mexico - 0.2%
America Movil SAB de CV - Series L	136,900	85,502
Bolsa Mexicana de Valores SAB de CV	12,600	28,424
Gruma SAB de CV - Class B (b)	565	6,253
Grupo Bimbo SAB de CV	5,100	9,489
Grupo Cementos de Chihuahua SAB de CV	13,500	62,660
Grupo Mexico SAB de CV - Series B	1,000	2,545
Kimberly-Clark de Mexico SAB de CV - Class A	94,800	149,800
Qualitas Controladora SAB de CV	43,300	163,534
		508,207
Monaco - 0.0% (f)
Endeavour Mining Corp. (a)	5,405	134,562

Netherlands - 2.9%
Adyen NV (a)(b)(e)	820	1,511,151
Akzo Nobel NV (b)	3,079	311,827
Alfen Beheer BV (a)(b)(e)	2,048	130,322
ASM International NV (b)	1,265	181,326
ASML Holding NV (b)	1,708	629,802
ASML Holding NV - ADR (g)	6,024	2,224,482
ASR Nederland NV (b)	3,262	109,713
Euronext NV (b)(e)	1,944	242,999
Flow Traders (b)(e)	2,242	89,636
ING Groep NV (a)(b)	180,547	1,278,435
Koninklijke Ahold Delhaize NV (b)	16,037	474,628
Koninklijke KPN NV (b)	42,263	99,377
Koninklijke Philips NV (a)(b)	4,805	226,366
NN Group NV (b)	936	35,158
Pharming Group NV (a)(b)	34,533	38,427
QIAGEN NV (a)(b)	2,466	128,079
Randstad NV (a)(b)	1,756	91,629
Royal Dutch Shell PLC - A Shares (b)	18,877	237,919
Wolters Kluwer NV (b)	821	70,094
		8,111,370
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp. Ltd. (b)	4,973	109,465
Meridian Energy Ltd. (b)	7,682	25,058
Pushpay Holdings Ltd. (a)(b)	16,780	98,567
The a2 Milk Co. Ltd. (a)(b)	6,216	63,310
		296,400
Norway - 0.3%
ArcticZymes Technologies ASA (a)(b)	7,230	50,260
Atea ASA (b)	2,637	32,279
DNB ASA (a)(b)	7,084	97,842
Europris ASA (b)(e)	19,452	100,048
Fjordkraft Holding ASA (b)(e)	11,865	115,113
Norwegian Finans Holding ASA (a)(b)	13,496	97,823
Salmar ASA (a)(b)	1,802	101,969
Schibsted ASA - B Shares (a)(b)	2,686	107,317
SpareBank 1 Nord Norge (b)	5,340	36,728
Telenor ASA (b)	1,094	18,330
		757,709
Peru - 0.0% (f)
Southern Copper Corp.	1,593	72,115

Philippines - 0.1%
Century Pacific Food, Inc. (b)	154,600	54,794
Metropolitan Bank & Trust Co. (b)	159,700	125,848
		180,642
Poland - 0.1%
Budimex SA (b)	941	59,587
Enea SA (a)(b)	12,716	18,710
Santander Bank Polska SA (a)(b)	1,692	62,280
Tauron Polska Energia SA (a)(b)	46,854	26,606
		167,183
Portugal - 0.0% (f)
Banco Comercial Portugues SA (a)(b)	292,049	27,363

Russia - 0.8%
Detsky Mir PJSC (a)(b)	18,303	27,770
ENEL RUSSIA PJSC (a)(b)	2,950,847	35,726
MMC Norilsk Nickel PJSC (b)	2,323	562,182
OGK-2 PJSC (a)(b)	11,289,000	112,642
Petropavlovsk PLC (a)(b)	135,446	57,351
Rosneft Oil Co PJSC - GDR (b)	232,169	1,139,142
Rostelecom PJSC (a)(b)	106,154	134,701
Severstal PAO (b)	2,441	31,129
Tatneft PJSC (b)	15,354	91,195
TGC-1 PJSC (a)(b)	336,572,723	48,467
		2,240,305
Singapore - 1.1%
AEM Holdings Ltd. (b)	19,800	56,032
AIMS APAC REIT (b)	68,000	60,013
Ascendas India Trust (b)	22,900	23,038
BW LPG Ltd. (b)(e)	6,743	27,933
DBS Group Holdings Ltd. (b)	68,200	1,003,108
Frencken Group Ltd. (b)	124,700	90,685
Keppel DC REIT (b)	47,700	101,945
Sheng Siong Group Ltd. (b)	178,400	210,520
Singapore Exchange Ltd. (b)	39,700	267,156
Wilmar International Ltd. (b)	313,800	1,016,539
Yanlord Land Group Ltd. (b)	182,300	151,785
		3,008,754
South Africa - 0.2%
African Rainbow Minerals Ltd. (b)	9,428	108,771
Anglo American Platinum Ltd. (b)	484	33,575
Capitec Bank Holdings Ltd. (b)	19	1,176
DRDGOLD Ltd. - ADR	2,800	33,180
Kumba Iron Ore Ltd. (b)	5,152	152,278
Mr Price Group Ltd. (b)	2,579	20,297
MTN Group Ltd. (b)	37,606	126,515
Ninety One Ltd. (a)(b)	14,532	38,131
Super Group Ltd. (a)(b)	27,532	32,998
Vodacom Group Ltd. (b)	8,509	62,546
		609,467
South Korea - 2.5%
AfreecaTV Co. Ltd. (b)	495	25,099
Ahnlab, Inc. (b)	517	29,268
BGF retail Co. Ltd. (b)	168	17,671
BNK Financial Group, Inc. (b)	18,710	80,394
Celltrion, Inc. (a)(b)	46	10,121
Creative & Innovative System (a)(b)	9,695	59,664
Daelim Construction Co. Ltd. (b)	1,913	39,304
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)(b)	1,233	25,065
Dawonsys Co. Ltd. (b)	1,346	23,909
DB HiTek Co. Ltd. (b)	2,524	80,819
Dohwa Engineering Co. Ltd. (b)	6,686	44,171
DongKook Pharmaceutical Co. Ltd. (b)	5,568	130,136
Dongwha Pharm Co. Ltd. (b)	1,342	24,885
DoubleUGames Co. Ltd. (b)	1,438	91,532
ENF Technology Co. Ltd. (b)	1,077	39,772
Han Kuk Carbon Co. Ltd. (b)	7,686	63,745
Hana Financial Group, Inc. (b)	29,096	692,482
Handsome Co. Ltd. (b)	2,179	56,312
Hankook Tire & Technology Co. Ltd. (b)	1,231	32,843
Hansol Chemical Co. Ltd. (b)	1,065	135,969
Hanwha General Insurance Co. Ltd. (a)(b)	11,184	27,770
InBody Co. Ltd. (b)	1,926	26,166
InnoWireless, Inc. (b)	784	40,631
Insun ENT Co. Ltd. (a)(b)	3,266	25,442
i-SENS, Inc. (b)	3,301	77,300
JVM Co. Ltd. (b)	863	24,075
Kakao Corp. (b)	245	76,267
KEPCO Plant Service & Engineering Co. Ltd. (b)	1,176	27,186
Kolmar BNH Co. Ltd. (b)	2,668	140,586
Korea Zinc Co. Ltd. (b)	275	89,512
Korean Reinsurance Co. (b)	13,620	87,240
KT Skylife Co. Ltd. (b)	11,256	89,626
LG Uplus Corp. (b)	2,636	25,906
Meritz Securities Co. Ltd. (b)	6,551	18,426
NCSoft Corp. (b)	233	160,470
NHN KCP Corp. (b)	895	52,482
NICE Information Service Co. Ltd. (b)	1,563	26,369
Pearl Abyss Corp. (a)(b)	86	14,828
POSCO (b)	13,322	2,238,896
Samsung Electronics Co. Ltd. (b)	12,629	636,321
Samsung Engineering Co. Ltd. (a)(b)	9,433	85,001
Samsung SDS Co. Ltd. (b)	278	40,255
Samyang Foods Co. Ltd. (b)	413	35,142
SaraminHR Co. Ltd. (b)	1,241	24,821
Shinhan Financial Group Co. Ltd. (b)	33,480	778,587
Soulbrain Co. Ltd. (a)	248	45,895
Suprema, Inc. (a)(b)	2,616	69,937
Tokai Carbon Korea Co. Ltd. (b)	766	63,078
UBCare Co. Ltd. (b)	3,826	34,374
Vieworks Co. Ltd. (b)	1,651	42,454
Vitzrocell Co. Ltd. (b)	5,564	82,355
		6,910,559
Spain - 0.8%
Amadeus IT Group SA (b)	17,979	997,768
Banco Bilbao Vizcaya Argentaria SA (b)	17,362	47,985
Bankia SA (b)	455,618	661,599
Endesa SA (b)	2,877	76,945
Faes Farma SA (b)	18,439	74,295
Grupo Catalana Occidente SA (b)	2,328	58,646
Industria de Diseno Textil SA (b)	9,298	258,511
Pharma Mar SA (b)	229	28,938
Sacyr SA (b)	16,003	28,350
Viscofan SA (b)	1,729	115,342
		2,348,379
Sweden - 2.6%
Alfa Laval AB (a)(b)	4,526	99,891
Atlas Copco AB - A Shares (b)	38,063	1,811,540
Axfood AB (b)	10,185	233,388
Beijer Ref AB (b)	1,131	37,406
Betsson AB (b)	7,008	53,826
Bilia AB - A Shares (a)(b)	4,098	51,544
Biotage AB (a)(b)	2,218	43,906
Bravida Holding AB (a)(b)(e)	9,833	119,448
Byggmax Group AB (a)(b)	4,591	26,962
Coor Service Management Holding AB (a)(b)(e)	6,459	43,963
Epiroc AB - Class A (b)	1,178	17,098
Fortnox AB (b)	2,695	81,056
G5 Entertainment AB (b)	789	32,965
Getinge AB - B Shares (b)	6,203	134,912
Hennes & Mauritz AB - B Shares (b)	2,855	49,245
Hexagon AB - B Shares (a)(b)	4,572	345,533
Husqvarna AB - B Shares (b)	31,523	347,095
ICA Gruppen AB (b)	1,067	54,241
Indutrade AB (a)(b)	3,163	169,588
Instalco AB (b)	5,814	129,211
Intrum AB (b)	2,154	52,720
Investor AB - B Shares (b)	1,871	122,004
Inwido AB (a)(b)	10,072	102,219
LeoVegas AB (b)(e)	12,386	52,362
Lime Technologies AB (b)	1,320	52,578
Lindab International AB (b)	4,986	86,904
Loomis AB (a)(b)	3,073	83,965
Lundin Energy AB (b)	9,418	186,540
Mycronic AB (b)	1,877	44,255
NCC AB - B Shares (b)	6,042	110,338
Nobina AB (a)(b)(e)	15,803	104,037
Nolato AB - B Shares (a)(b)	1,706	165,574
Note AB (a)(b)	3,581	25,388
Nyfosa AB (a)(b)	8,572	76,085
Paradox Interactive AB (b)	3,152	106,903
Pricer AB - B Shares (b)	23,045	60,458
Recipharm AB - B Shares (a)(b)	1,854	32,199
Sandvik AB (a)(b)	23,406	456,583
Stillfront Group AB (a)(b)	1,039	129,829
Svenska Handelsbanken AB - A Shares (a)(b)	4,319	36,274
Swedbank AB - A Shares (a)(b)	11,480	179,543
Swedish Match AB (b)	4,846	395,375
Swedish Orphan Biovitrum AB (a)(b)	7,160	173,114
Telefonaktiebolaget LM Ericsson - B Shares (b)	30,042	328,468
Tethys Oil AB (b)	11,282	54,239
Thule Group AB (b)(e)	2,264	74,966
Vitrolife AB (a)(b)	847	23,220
		7,198,958
Switzerland - 6.7%
ABB Ltd. (b)	13,418	340,079
Adecco Group AG (b)	448	23,675
Alcon, Inc. (a)(b)	31,970	1,815,066
Allreal Holding AG (b)	288	62,080
ALSO Holding AG (b)	361	95,136
Bachem Holding AG (b)	475	201,170
Belimo Holding AG (b)	15	113,285
Credit Suisse Group AG (b)	46,635	466,759
dormakaba Holding AG (b)	94	50,985
EMS-Chemie Holding AG (b)	9	8,075
Galenica AG (b)(e)	2,145	149,506
Geberit AG (b)	948	561,718
Gurit Holding AG (b)	59	125,341
Interroll Holding AG (b)	12	30,270
Kuehne + Nagel International AG (b)	22	4,266
LafargeHolcim Ltd. (b)	12,355	563,184
LEM Holding SA (b)	25	46,830
Logitech International SA (b)	2,700	208,935
Lonza Group AG (b)	3,620	2,234,555
Nestle SA (b)	24,928	2,957,435
Novartis AG (b)	6,435	559,210
Partners Group Holding AG (b)	521	479,410
Roche Holding AG (b)	8,150	2,788,337
Schindler Holding AG (b)	403	110,033
SGS SA (b)	100	268,038
SIG Combibloc Group AG (b)	3,093	62,089
Sika AG (b)	8,605	2,113,991
Sonova Holding AG (a)(b)	794	201,348
STMicroelectronics NV (b)	16,687	510,079
Straumann Holding AG (b)	54	54,327
Sulzer AG (b)	271	21,698
Sunrise Communications Group AG (b)(e)	445	52,663
Tecan Group AG (b)	592	294,415
UBS Group AG (b)	113,863	1,271,128
Vetropack Holding AG (a)(b)	706	43,384
Zehnder Group AG (b)	1,153	55,830
		18,944,330
Taiwan - 5.0%
Acer, Inc. (b)	2,000	1,722
Advantech Co. Ltd. (b)	30,796	309,683
Amazing Microelectronic Corp. (b)	17,000	46,807
ASMedia Technology, Inc. (b)	2,000	101,449
ASROCK, Inc. (b)	10,000	61,342
Bioteque Corp. (b)	8,000	38,116
Catcher Technology Co. Ltd. (b)	136,000	856,241
Cheng Loong Corp. (b)	33,000	36,087
Chicony Power Technology Co. Ltd. (b)	46,000	105,763
China Development Financial Holding Corp. (b)	327,500	96,314
China Life Insurance Co. Ltd. (b)	32,276	22,147
China Motor Corp. (a)(b)	35,000	50,806
Chung-Hsin Electric & Machinery Manufacturing Corp. (b)	43,000	63,467
Compeq Manufacturing Co. Ltd. (b)	29,000	41,058
Delta Electronics, Inc. (b)	21,800	142,953
Eclat Textile Co. Ltd. (b)	10,200	127,206
Farglory Land Development Co. Ltd. (b)	76,000	119,397
Feng TAY Enterprise Co. Ltd. (b)	860	5,179
FLEXium Interconnect, Inc. (b)	9,000	37,984
Formosan Rubber Group, Inc. (b)	39,000	26,617
Fortune Electric Co. Ltd. (b)	30,000	43,980
Foxsemicon Integrated Technology, Inc. (b)	7,000	43,666
Genius Electronic Optical Co. Ltd. (b)	2,000	40,841
Grand Pacific Petrochemical (a)(b)	42,000	27,069
Hon Hai Precision Industry Co. Ltd. (b)	874,461	2,341,039
International Games System Co. Ltd. (b)	7,000	187,055
ITE Technology, Inc. (b)	55,000	132,602
Kindom Development Co. Ltd. (b)	33,000	44,706
Kuoyang Construction Co. Ltd. (b)	75,000	63,655
Longwell Co. (b)	14,000	25,906
Lotes Co. Ltd. (b)	4,000	64,052
MediaTek, Inc. (b)	3,600	75,913
momo.com, Inc. (b)	2,000	48,828
Nan Liu Enterprise Co. Ltd. (b)	4,000	32,474
Nanya Technology Corp. (b)	9,400	18,691
Nien Made Enterprise Co. Ltd. (b)	16,400	195,357
Novatek Microelectronics Corp. (b)	35,700	329,136
Parade Technologies Ltd. (b)	3,000	109,804
Pegavision Corp. (b)	7,000	49,107
Quanta Computer, Inc. (b)	71,000	186,003
Realtek Semiconductor Corp. (b)	28,400	363,510
Rechi Precision Co. Ltd. (b)	39,000	26,389
SCI Pharmtech, Inc. (b)	6,000	25,032
Shin Kong Financial Holding Co. Ltd. (b)	28,400	7,916
Shin Zu Shing Co. Ltd. (b)	8,000	38,714
Shiny Chemical Industrial Co. Ltd. (b)	17,000	58,561
Sincere Navigation Corp. (b)	84,000	44,266
Sonix Technology Co. Ltd. (b)	72,000	165,569
Standard Chemical & Pharmaceutical Co. Ltd. (b)	32,000	42,487
Standard Foods Corp. (b)	88,000	185,159
Sunonwealth Electric Machine Industry Co. Ltd. (b)	50,000	107,855
Synnex Technology International Corp. (b)	193,000	275,407
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	132,600	1,991,463
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	39,079	3,168,135
TXC Corp. (b)	97,000	243,552
United Microelectronics Corp. (b)	556,900	545,863
Voltronic Power Technology Corp. (b)	3,150	107,511
Wan Hai Lines Ltd. (b)	45,000	33,151
YFY, Inc. (b)	265,000	157,954
Youngtek Electronics Corp. (b)	18,000	33,016
Yuanta Financial Holding Co. Ltd. (b)	4,472	2,760
		13,974,492
Thailand - 0.2%
Absolute Clean Energy PCL - NVDR (b)	586,300	55,021
Advanced Info Service PCL - NVDR (b)	20,100	108,817
Hana Microelectronics PCL - NVDR (b)	25,800	35,472
MCS Steel PCL - NVDR (b)	77,200	32,202
Mega Lifesciences PCL - NVDR (b)	43,200	47,654
Polyplex Thailand PCL - NVDR (b)	79,300	58,123
Prima Marine PCL - NVDR (b)	102,100	29,889
RS PCL - NVDR (b)	73,314	42,592
Thai Vegetable Oil PCL - NVDR (b)	41,300	42,742
United Paper PCL - NVDR (b)	64,908	29,717
Vinythai PCL - NVDR (b)	55,500	40,079
		522,308
Turkey - 0.2%
Akbank T.A.S. (a)(b)	649,930	433,033
Koza Altin Isletmeleri AS (a)(b)	4,662	47,010
Koza Anadolu Metal Madencilik Isletmeleri AS (a)(b)	26,802	43,851
		523,894
United States - 2.7%
Aon PLC - Class A (g)	6,605	1,362,612
Mettler-Toledo International, Inc. (a)	1,746	1,686,199
Mylan NV (a)	39,888	591,539
ResMed, Inc.	13,143	2,253,104
STERIS PLC	9,688	1,706,929
		7,600,383
Total Common Stocks (Cost $197,353,793)		225,968,325

PREFERRED STOCKS - 0.2%
Brazil - 0.1%
Cia de Saneamento do Parana	68,200	$61,935
Cia Paranaense de Energia	3,100	34,329
		96,264
Germany - 0.0% (f)
Draegerwerk AG & Co. KGaA (b)	292	25,328
FUCHS PETROLUB SE (b)	709	36,056
Schaeffler AG (b)	3,400	20,991
		82,375
Russia - 0.0% (f)
Transneft PJSC (b)	10	19,033
Transneft PJSC (b)	30	56,947
		75,980
South Korea - 0.1%
Hyundai Motor Co. (b)	4,643	334,703
Total Preferred Stocks (Cost $638,311)		589,322

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.9%	Par Value
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 1.952%, due 10/15/36 (1 Month U.S. LIBOR + 1.800%) (b)(e)(h)	$189,859	$188,093
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 1.600%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (e)(h)	100,000	100,000
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 3.610%, due 09/15/53 (b)	160,000	165,561
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 1.242%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (b)(e)(h)	190,000	184,587
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/06/34 (b)(e)	200,000	203,722
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series B, 5.605%, due 08/15/46 (b)(e)	235,000	236,209
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (b)(e)	204,104	210,287
JP MORGAN MORTGAGE TRUST 2018-5
Series 2018-5, 3.500%, due 10/25/48 (b)(e)	532,403	547,273
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (b)(e)	25,697	26,586
JP Morgan Mortgage Trust 2019-3
Series 2019-3, 4.000%, due 09/25/49 (b)(e)	25,937	26,911
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (b)(e)	395,997	406,425
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (b)(e)	240,234	245,625
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.236%, due 07/15/45 (b)	182,000	187,131
KNDL 2019-KNSQ Mortgage Trust
Series C, 1.202%, due 05/15/36 (1 Month U.S. LIBOR + 1.050%) (b)(e)(h)	155,000	153,548
Manhattan West
Series C, 2.413%, due 09/10/39 (b)(e)	200,000	199,546
Motel 6 Trust 2017-MTL6
Series 2017-MTL6, 1.552%, due 08/15/34 (1 Month U.S. LIBOR + 1.400%) (b)(e)(h)	112,343	109,613
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43 (b)	220,609	225,286
Sequoia Mortgage Trust 2016-3
Series 2016-3, 3.000%, due 11/25/46 (b)(e)	403,556	409,252
Sequoia Mortgage Trust 2018-8
Series 2018-8, 4.000%, due 11/25/48 (b)(e)	448,827	461,989
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 09/25/49 (b)(e)	60,262	62,490
Shellpoint Co-Originator Trust 2016-1
Series 2016-1, 3.500%, due 11/25/46 (b)(e)	428,490	435,792
UBS-Barclays Commercial Mortgage Trust 2012-C4
Series A-5, 2.850%, due 12/10/45 (b)	28,000	29,026
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (b)(e)	300,000	309,093
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/15/47 (b)	207,000	212,630
Total Non-Agency Mortgage-Backed Obligations (Cost $5,346,766)		5,336,675

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 0.1%
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.779%, due 09/15/53 (b)(h)	1,000,000	$129,338
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.832%, due 09/15/53 (b)(h)	789,914	90,210
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $213,066)		219,548

ASSET-BACKED SECURITIES - 1.5%
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (b)(e)	272,581	$282,994
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25 (b)	200,000	200,410
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 02/20/34 (b)	79,000	79,555
Helios Issuer LLC
Series A, 2.980%, due 06/20/47 (b)(e)	284,288	294,594
Invitation Homes 2018-SFR2 Trust
Series A, 1.052%, due 06/17/37 (1 Month U.S. LIBOR + 0.900%) (b)(e)(h)	173,811	173,005
Series E, 2.152%, due 06/17/37 (1 Month U.S. LIBOR + 2.000%) (b)(e)(h)	260,000	259,530
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (b)(e)	300,000	299,683
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (e)	290,847	296,617
MOSAIC SOLAR LOAN TR 2020-2
Series 2020-2, 1.440%, due 08/20/46 (b)(e)	150,000	148,870
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/16/69 (b)(e)	350,000	350,569
Santander Drive Auto Receivables Trust 2020-3
Series B, 0.690%, due 03/17/25 (b)	100,000	99,973
Series C, 1.120%, due 01/15/26 (b)	200,000	199,885
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (b)(e)	400,000	405,285
Sofi Professional Loan Program 2017-C LLC
Series A-1, 0.748%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (b)(e)(h)	184,381	183,530
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (b)(e)	249,947	257,398
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (b)(e)	250,000	257,680
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (b)(e)	200,000	199,965
Volvo Financial Equipment LLC
Series A-4, 0.600%, due 03/15/28 (b)(e)	150,000	149,873
Total Asset-Backed Securities (Cost $4,137,908)		4,139,416

COLLATERALIZED LOAN OBLIGATIONS - 1.0%
Aimco CLO 11 Ltd.
Series LTD, 0.000%, due 10/15/31 (b)(d)(e)	500,000	$500,000
Barings CLO Ltd 2020-I
0.000%, due 10/15/32 (b)(e)	400,000	400,000
Benefit Street Partners CLO XIX Ltd.
Series A, 1.625%, due 01/15/33 (3 Month U.S. LIBOR + 1.350%) (b)(e)(h)	400,000	398,392
CIFC Funding 2020-III Ltd.
Series 2020-3, 0.000%, due 10/20/31 (b)(d)(e)	400,000	399,958
Octagon Investment Partners 48 Ltd.
Series A, 0.000%, due 10/20/31 (b)(e)	400,000	400,827
OHA Credit Funding 4 Ltd.
Series A-1, 1.588%, due 10/22/32 (3 Month U.S. LIBOR + 1.330%) (b)(e)(h)	400,000	400,149
Sound Point CLO XXVII Ltd.
Series 2020-27, 0.000%, due 10/25/31 (b)(e)	400,000	400,000
Total Collateralized Loan Obligations (Cost $2,897,900)		2,899,326

CORPORATE BONDS - 4.2%
Australia - 0.1%
Scentre Group Trust 1
3.625%, due 01/28/26 (b)(e)	182,000	$193,985
Britain - 0.2%
AstraZeneca PLC
0.700%, due 04/08/26 (b)	94,000	92,650
BAT International Finance PLC
1.668%, due 03/25/26 (b)	165,000	164,913
BP Capital Markets PLC
3.535%, due 11/04/24 (b)	122,000	134,678
Royalty Pharma PLC
0.750%, due 09/02/23 (b)(e)	66,000	65,710
1.750%, due 09/02/27 (b)(e)	67,000	66,783
		524,734
Canada - 0.2%
Brookfield Finance, Inc.
4.350%, due 04/15/30 (b)	174,000	203,644
The Bank of Nova Scotia
2.700%, due 08/03/26 (b)	182,000	199,173
		402,817
France - 0.0% (f)
Total Capital International SA
2.434%, due 01/10/25 (b)	81,000	86,068
Japan - 0.0% (f)
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23 (b)	77,000	83,330
Netherlands - 0.0% (f)
Shell International Finance BV
3.400%, due 08/12/23 (b)	71,000	76,769
United States - 3.7%
3M Co.
2.000%, due 02/14/25 (b)	102,000	108,196
AbbVie, Inc.
3.600%, due 05/14/25 (b)	136,000	150,345
Alabama Power Co.
1.450%, due 09/15/30 (b)	110,000	110,145
Altria Group, Inc.
3.400%, due 05/06/30 (b)	102,000	110,985
Amazon.com, Inc.
1.500%, due 06/03/30 (b)	146,000	148,609
American Honda Finance Corp.
1.200%, due 07/08/25 (b)	81,000	81,508
American International Group, Inc.
3.900%, due 04/01/26 (b)	162,000	183,945
American Tower Corp.
5.000%, due 02/15/24 (b)	76,000	85,978
Amgen, Inc.
3.200%, due 11/02/27 (b)	132,000	147,241
Amphenol Corp.
2.800%, due 02/15/30 (b)	107,000	117,256
Anheuser-Busch InBev Worldwide, Inc.
4.150%, due 01/23/25 (b)	79,000	89,255
Assurant, Inc.
4.200%, due 09/27/23 (b)	77,000	82,538
Bank of America Corp.
4.125%, due 01/22/24 (b)	214,000	236,148
4.000%, due 01/22/25 (b)	82,000	91,323
2.496%, due 02/13/31 (3 Month U.S. LIBOR + 0.990%) (b)(h)	194,000	202,379
Broadcom, Inc.
4.150%, due 11/15/30 (b)	260,000	291,733
Carrier Global Corp.
2.493%, due 02/15/27 (b)(e)	215,000	224,402
Caterpillar Financial Services Corp.
2.850%, due 05/17/24 (b)	104,000	112,134
Charter Communications Operating LLC
4.464%, due 07/23/22 (b)	64,000	67,726
Citigroup, Inc.
4.450%, due 09/29/27 (b)	88,000	101,864
Comcast Corp.
3.000%, due 02/01/24 (b)	228,000	245,584
Constellation Brands, Inc.
3.700%, due 12/06/26 (b)	102,000	116,607
CVS Health Corp.
3.875%, due 07/20/25 (b)	270,000	304,370
Discovery Communications LLC
3.950%, due 06/15/25 (b)	71,000	80,068
DTE Energy Co.
3.850%, due 12/01/23 (b)	61,000	66,263
Ecolab, Inc.
4.800%, due 03/24/30 (b)	70,000	88,924
Enable Midstream Partners LP
4.150%, due 09/15/29 (b)	104,000	95,434
Entergy Corp.
0.900%, due 09/15/25 (b)	110,000	109,690
Equinix, Inc.
1.800%, due 07/15/27 (b)	145,000	146,480
Exxon Mobil Corp.
2.275%, due 08/16/26 (b)(g)	109,000	116,561
FedEx Corp.
3.100%, due 08/05/29 (b)	209,000	231,880
FirstEnergy Corp.
3.900%, due 07/15/27 (b)	159,000	173,826
General Electric Co.
3.450%, due 05/01/27 (b)	109,000	115,145
Global Payments, Inc.
2.650%, due 02/15/25 (b)	90,000	95,536
Great-West Lifeco US Finance 2020 LP
0.904%, due 08/12/25 (b)(e)	62,000	61,849
HCA, Inc.
4.125%, due 06/15/29 (b)	113,000	127,690
John Deere Capital Corp.
2.600%, due 03/07/24 (b)	187,000	199,739
Johnson & Johnson
0.550%, due 09/01/25 (b)	91,000	91,028
0.950%, due 09/01/27 (b)	100,000	100,029
1.300%, due 09/01/30 (b)	100,000	100,855
JPMorgan Chase & Co.
2.776%, due 04/25/23 (3 Month U.S. LIBOR + 0.935%) (b)(h)	187,000	193,521
3.875%, due 09/10/24 (b)	211,000	232,862
2.522%, due 04/22/31 (SOFR Rate + 2.040%) (b)(h)	390,000	415,210
4.600%, Perpetual (SOFR Rate + 3.125%) (b)(h)	96,000	93,960
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25 (b)	77,000	88,680
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23 (b)	77,000	80,787
Kite Realty Group LP
4.000%, due 10/01/26 (b)	109,000	105,006
Lam Research Corp.
1.900%, due 06/15/30 (b)	120,000	124,356
Microsoft Corp.
2.400%, due 08/08/26 (b)	213,000	231,983
Morgan Stanley
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (b)(h)	257,000	269,157
MPLX LP
4.875%, due 12/01/24 (b)	81,000	90,416
NextEra Energy Capital Holdings, Inc.
3.150%, due 04/01/24 (b)	81,000	87,469
Oracle Corp.
2.950%, due 04/01/30 (b)	231,000	257,601
O'Reilly Automotive, Inc.
3.600%, due 09/01/27 (b)	182,000	206,874
PepsiCo, Inc.
2.625%, due 07/29/29 (b)	92,000	101,571
Raytheon Technologies Corp.
3.200%, due 03/15/24 (b)(e)	101,000	108,471
Realty Income Corp.
3.250%, due 01/15/31 (b)	194,000	213,817
Ross Stores, Inc.
4.600%, due 04/15/25 (b)	131,000	150,200
Sierra Pacific Power Co.
2.600%, due 05/01/26 (b)	140,000	152,539
Simon Property Group LP
3.750%, due 02/01/24 (b)	113,000	121,729
The Coca-Cola Co.
2.125%, due 09/06/29 (b)	157,000	167,505
The Goldman Sachs Group, Inc.
2.908%, due 06/05/23 (3 Month U.S. LIBOR + 1.053%) (b)(h)	158,000	163,482
The PNC Financial Services Group, Inc.
3.900%, due 04/29/24 (b)	189,000	209,088
The TJX Cos., Inc.
3.875%, due 04/15/30 (b)	164,000	193,936
The Walt Disney Co.
2.200%, due 01/13/28 (b)	79,000	83,141
US Bancorp
3.600%, due 09/11/24 (b)	93,000	102,986
Verizon Communications, Inc.
3.376%, due 02/15/25 (b)	162,000	180,611
Wells Fargo & Co.
3.069%, due 01/24/23 (b)	217,000	223,748
2.406%, due 10/30/25 (3 Month U.S. LIBOR + 0.825%) (b)(h)	249,000	260,135
		10,322,109
Total Corporate Bonds (Cost $11,739,945)		11,689,812

RIGHTS - 0.0% (f)	Shares
Amazing Microelectronic Corp. (a)(b)(d)	1,590	$417
Shin Kong Financial Holding Co. Ltd. (a)(b)	497	–
Total Rights (Cost $620)		417

AFFILIATED REGISTERED INVESTMENT COMPANIES - 5.7%
Voya Emerging Markets Hard Currency Debt Fund - Class P	230,009	$2,191,990
Voya High Yield Bond Fund - Class P	347,374	2,681,725
Voya Investment Grade Credit Fund - Class P	184,956	2,186,175
Voya Securitized Credit Fund - Class P	948,688	9,022,025
Total Affiliated Registered Investment Companies (Cost $16,102,041)		16,081,915

Total Investments at Value - 94.8% (Cost $238,430,350)		266,924,756
Other Assets in Excess of Liabilities - 5.2%		14,777,353
Net Assets - 100.0%		$281,702,109

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

ADR	American Depository Receipt
CDI	CREST Depository Interest
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Level 2 security.
(c)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of September 30, 2020, representing 0.0% of net assets.

(d)	Illiquid security. The total value of such securities is $900,375 as of September 30, 2020, representing 0.3% of net assets.
(e)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2020, the value of these investments was $19,338,527, or 6.9% of total net assets.

(f)	Represents less than 0.1%.
(g)	This security or a partial position of this security is on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $2,822,859.
(h)	Variable rate security. The rate listed is as of September 30, 2020.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2020 (Unaudited)

				Value/ Unrealized
			Notional	Appreciation
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	(Depreciation)
5-Year U.S. Treasury Note Future	9	12/31/2020	$1,134,281	$233
10-Year U.S. Treasury Note Future	31	12/21/2020	4,325,469	(6,504)
U.S. Treasury Long Bond Future	3	12/21/2020	528,844	1,400
Ultra 10-Year U.S. Treasury Bond Future	32	12/21/2020	5,117,500	2,437
Ultra Long-Term U.S. Treasury Bond Future	5	12/21/2020	1,109,062	17,255
Total Futures Contracts Sold Short			$12,215,156	$14,821

The average monthly notional amount of futures contracts sold short during the nine months ended September 30, 2020 was $187,986.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF TOTAL RETURN SWAPS
September 30, 2020 (Unaudited)
		Pay/Receive
		Total Return
	Reference	on Reference	Financing	Maturity	Payment		Notional		Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Value	Depreciation
Morgan Stanley Capital	MSCI EAFE Total Return Index	Receive	(1 MO LIBOR + 0.070%)	09/30/2021	Monthly	18,591	$36,052,814	$(948,967)	$(948,967)
Morgan Stanley Capital	MSCI Emerging Markets Total Return Index	Receive	(1 MO LIBOR + 0.100%)	09/30/2021	Monthly	6,049	15,466,094	(133,919)	(133,919)
Total Total Return Swaps								$(1,082,886)	$(1,082,886)

The average monthly notional amount of total return swaps during the nine months ended September 30, 2020 was $11,568,963.

WILSHIRE INTERNATIONAL EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

The Fund uses ICE Data Services (“ICE”) as a third-party pricing agent. ICE provides a daily fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE. These factors are used to value the Fund's securities without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Company's administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2020, there have been no significant changes to the Fund’s fair value methodologies.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

Wilshire International Equity Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$39,973,638	$185,994,687	$-	*	$225,968,325
Preferred Stocks	$96,264	$493,058			589,322
Non-Agency Mortgage-Backed Obligations	100,000	5,236,675	-		5,336,675
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips	-	219,548	-		219,548
Asset-Backed Securities	196,617	3,942,799	-		4,139,416
Collateralized Loan Obligations	100,000	2,799,326	-		2,899,326
Corporate Bonds	-	11,689,812	-		11,689,812
Rights	-	417	-		417
Affiliated Registered Investment Companies	16,081,915	-	-		16,081,915
Total	$56,548,434	$210,376,322	$-		$266,924,756

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$21,325	$-	$-		$21,325
Total Assets	$21,325	$-	$-		$21,325

Liabilities
Unrealized depreciation on futures contracts	$(6,504)	$-	$-		$(6,504)
Unrealized depreciation on swap contracts	(1,082,886)	-	-		(1,082,886)
Total Liabilities	$(1,089,390)	$-	$-		$(1,089,390)

* Includes securities that have been fair valued at $0.

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts and swap contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedules of Investments for a listing of the securities by industry or sector type. Wilshire International Equity Fund held common stocks, that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire International Equity Fund during the nine months ended September 30, 2020, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire International Equity Fund during the nine months ended
September 30, 2020 and the value of such investments as of September 30, 2020 were as follows:

Counterparty	Value as of December 31, 2019	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2020	Income Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P	$-	$2,254,080	$-	$-	$(62,090)	$2,191,990	$13,706
Voya High Yield Bond Fund - Class P	-	2,706,087	-	-	(24,362)	2,681,725	19,624
Voya Investment Grade Credit Fund - Class P	-	2,202,812	-	-	(16,637)	2,186,175	8,304
Voya Securitized Credit Fund - Class P	-	8,939,062	-	-	82,963	9,022,025	48,810
	$-	$16,102,041	$-	$-	$(20,126)	$16,081,915	$90,444